State Street Loomis Sayles Opportunistic Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
State Street Loomis Sayles Opportunistic Bond ETF | State Street Loomis Sayles Opportunistic Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.81%	9.60%	(11.23%)